Income Taxes - Reconciliation of Change in Unrecognized Income Tax Benefits, Excluding Interest and Penalties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at January 1	$ 130	$ 143	$ 195
Additions for tax positions related to the current year	16	7	9
Additions for tax positions related to prior years	41	9	33
Reductions for tax positions related to prior years	(8)	(13)	(13)
Reductions for tax positions related to settlements with taxing authorities		(1)	(5)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(20)	(15)	(76)
Balance at December 31	$ 159	$ 130	$ 143